Related Party Transactions - Summary of Disposal of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of transactions between related parties [Line Items]
Selling price	$ 18,160	$ 593	$ 306,634	$ 59,134
Gain on disposal	$ 14,274	$ 466	132,777	$ 2,575
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Selling price			21,982
Gain on disposal			$ 20,240